Cover	6 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-41774
Entity Registrant Name	GMEX Robotics Corporation
Entity Central Index Key	0001928581
Entity Address, Address Line One	23-25 Mangrove Lane
Entity Address, Address Line Two	Taren Point
Entity Address, City or Town	NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2229